Fair Value Measurements Schedule of Level 3 Financial Assets and Liabilities Measured on A Recurring Basis (Details) (Level 3 [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Level 3 [Member]
Fair Value Measurement On Nonrecurring Basis Asset And Liabilities Value [Roll Forward]
Beginning balance	$ 10,679	$ 13,500
Loans classified as impaired during the period	3,030	0
Specific valuation allowance allocations	(750)	0
Fair Value	2,280	0
(Additional) reduction in specific valuation allowance allocations	(130)	2,666
Paydowns, payoffs, other activity	(1,115)	(5,487)
Ending balance	$ 11,714	$ 10,679